Voya Multi-Manager International Equity Fund Shareholder Fees - Class I and P Shares [Member] - Voya Multi-Manager International Equity Fund - Class I	Oct. 31, 2025
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage)	0.00%